Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 95-3520374 001 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

NOTE 1 - DESCRIPTION OF PLAN

The following description of the Plumas Bank (the "Bank" or the “Company”) 401(k) Profit Sharing Plan (the "Plan") provides only general information. Participants should refer to the Summary Plan Description or the Plan Document for a more complete description of the Plan's provisions.

General

Plumas Bank, the Plan Sponsor, established the Plan effective on April 1, 1988, to provide all Bank employees, not otherwise excluded, who have completed three months of service and are eighteen years of age or older with the opportunity to defer a portion of their eligible compensation on a pre-tax basis. New employees become eligible to participate in the profit sharing and employee stock ownership plan (ESOP) contributions when they have worked at least 1,000 hours in a twelve month period. All investments in the Plan are participant directed. The Plan is established to comply with Internal Revenue Code Sections 4975(e)(7) as an employee stock ownership plan. The Plan is also a profit sharing plan containing a Section 401(k) feature that is intended to qualify under Section 401(a) of the Internal Revenue Code of 1986.

Participant Contributions

Each year, participants may make salary deferral contributions in any percentage of their pretax annual compensation, as defined in the Plan, subject to certain Internal Revenue Code (“IRC”) limitations. Participants may also contribute certain rollover contributions from other plans. All participant contributions and earnings thereon are 100% vested. Participants are automatically enrolled on the first day of the month following the date the participant meets eligibility requirements. Eligibility requirements include, but are not limited to, having reached the age of 18 and having completed 3 months of service with the Bank. Effective January 1, 2015, the Plan was amended to include a provision for automatic pretax elective deferral contributions. The provision applies when an employee first becomes eligible to make elective deferral contributions. The automatic deferral rate is currently 8% of compensation with automatic yearly increases on July 1, of 1% (to a maximum of 10%). The automatic deferrals default to target date funds; however, employees can elect to redirect these contributions to other investments within the plan. Employees have the right to change their deferral percentage or to elect not to make contributions.

Employer Contributions

During 2025 the Company’s contribution consisted of a matching amount of 30% of the employee’s contribution up to a total of 3% of the employee’s compensation. At the discretion of the Bank, the Bank may also make non-elective contributions to the Plan, including additional ESOP contributions. Active participants, excluding highly paid employees, who have 1,000 or more hours of service in the plan year are eligible for non-elective contributions. The ESOP discretionary contribution for the Plan Year (if any), plus any forfeitures of employer securities, shall be allocated as of the last day of the Plan Year to each person who meets the allocation requirements. Allocations are based on a participant’s eligible compensation, relative to the total eligible compensation. During 2025 the Bank did not make any discretionary contributions. Bank contributions are subject to certain IRC limitations. Both the matching contribution and any ESOP discretionary contribution vest over a five-year period as follows:

Service	Percentage Vested
Less than 2 years	0%
2 years but less than 3 years	25%
3 years but less than 4 years	50%
4 years but less than 5 years	75%
5 years or more	100%

Participant Accounts

Each participant's account is credited with the participant's contributions and an allocation of the Bank's matching and discretionary contributions and Plan earnings and is charged with withdrawals and an allocation of Plan losses and investment management fees. Allocations are based on participant earnings or account balances as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Each participant directs the investment of his or her account to any of the investment options available under the Plan.

Investment Options

Upon enrollment to the Plan, a participant may direct deferrals and employer contributions in any of the funds offered by the Plan. Participants may change their investment options daily.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50 percent of their vested account balance. The loans are secured by the balance in the participant's account and bear interest at prime +1% at the time of borrowing. At December 31, 2025 rates on participant loans ranged from 4.25% to 9.50%. A participant may have only one loan outstanding at any time. Loans must be repaid within a 5-year period. However, if the loan is for the purchase of a primary residence, the repayment period can be up to 20-years. Principal and interest are paid through payroll deductions.

Payment of Benefits

On termination of employment or other reasons specified by the Plan, a participant may elect to receive a lump sum payment, a partial lump sum payment and partial installment payments, or installment payments (annually, quarterly or monthly) over a specified period of time, not exceeding the participant's life expectancy or the joint life expectancy of the participant or participant's beneficiary. If a participant’s vested account is $5,000 or less at termination of employment, the vested balance will be paid in a single sum. If a participant’s vested account balance at termination of employment is more than $1,000 and the participant has not reached normal retirement age and the participant does not elect to have their vested account paid in a single sum or rolled to another retirement plan the vested account will automatically roll to an IRA in a direct rollover.

At December 31, 2025, and 2024, there were no benefits payable to participants that have elected to withdraw from the Plan but have not yet been paid.

Forfeitures

Forfeitures from the nonvested portion of terminated employees' account balances can be used to reduce employer contributions in the following plan year or can be used to pay administrative expenses. Forfeitures used to reduce employer contributions totaled $13,755 during the year ended December 31, 2025. No forfeitures were used to offset plan expenses during these years.

Administrative Costs

The Plan’s expenses are paid by either the Plan or the Company, as provided by the plan document. Expenses that are paid directly by the Company are excluded from these financial statements. Certain expenses incurred in connection with the general administration of the Plan that are paid by the Plan are recorded as deductions in the accompanying statement of changes in net assets available for benefits. In addition, certain investment related expenses are included in net appreciation in fair value of investments presented in the accompanying statement of changes in net assets available for benefits.

Voting Rights

Each participant is entitled to exercise voting rights attributable to the shares allocated to his or her account and is notified by the Bank prior to the time that such rights are to be exercised. If the Trustee does not timely receive voting directions from a participant or beneficiary, the Trustee shall vote the shares in such manner as directed by the Bank.

Put Option

Plumas Bancorp stock that is held by the Plan and its participants and is not readily tradable on an established market, or is subject to trading limitations, includes a put option. The put option is a right to demand that the Company buy any shares of its stock distributed to participants for which there is not a market. The put prices are representative of the fair market value of the stock.

Plan Termination

Although it has not expressed any intent to do so, the Bank has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event that the Plan is terminated, participants will become fully vested in their accounts.